Segment Information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Information

Note 18. Segment Information

The following table sets forth, for the period indicated, certain operating data for our reportable segments. The executive decision maker of our Company reviews operating results, assesses performance and makes decisions on a “significant market” basis. Management views each of our casinos as an operating segment. Operating segments are aggregated based on their similar economic characteristics, types of customers, types of services and products provided, and their management and reporting structure. Prior to the Isle Acquisition, the Company’s principal operating activities occurred in three geographic regions: Nevada, Louisiana and parts of the eastern United States. The Company aggregated its operations into three reportable segments based on the similar characteristics of the operating segments within the regions in which they operated as follows:

Segment	Property	State
Nevada	Eldorado Reno	Nevada
	Silver Legacy	Nevada
	Circus Reno	Nevada

Louisiana	Eldorado Shreveport	Louisiana

Eastern	Presque Isle Downs	Pennsylvania
	Scioto Downs	Ohio
	Mountaineer	West Virginia

Following the Isle Acquisition, the Company’s principal operating activities expanded and now occur in four geographic regions and reportable segments based on the similar characteristics of the operating segments within the regions in which they operate. The following table summarizes our current segments:

Segment	Property	State
West	Eldorado Reno	Nevada
	Silver Legacy	Nevada
	Circus Reno	Nevada
	Isle Black Hawk	Colorado
	Lady Luck Black Hawk	Colorado

Midwest	Waterloo	Iowa
	Bettendorf	Iowa
	Boonville	Missouri
	Cape Girardeau	Missouri
	Caruthersville	Missouri
	Kansas City	Missouri

South	Pompano	Florida
	Eldorado Shreveport	Louisiana
	Lake Charles	Louisiana
	Lula	Mississippi
	Vicksburg	Mississippi

East	Presque Isle Downs	Pennsylvania
	Nemacolin	Pennsylvania
	Scioto Downs	Ohio
	Mountaineer	West Virginia

The following table sets forth, for the periods indicated, certain operating data for our four reportable segments. Amounts related to pre-acquisition periods (prior to May 1, 2017) conform to prior presentation as the additional operating segments associated with the Isle Acquisition are incremental to the previously disclosed reportable segments.

	For the year ended December 31,
	2017	2016	2015
	(in thousands)
Revenues and expenses
West:
Net operating revenues	$410,319	$327,541	$130,212
Operating income—West	$66,108	$41,451	$14,106
Midwest:
Net operating revenues	$268,879	$—	$—
Operating income—Midwest	$62,071	$—	$—
South:
Net operating revenues	$338,259	$133,557	$138,317
Operating income—South	$3,680	$23,378	$21,423
East:
Net operating revenues	$462,835	$439,367	$455,816
Operating income—East	$68,101	$53,361	$56,479
Corporate:
Net revenues	$506	$—	$—
Operating loss—Corporate	$(105,150)	$(29,490)	$(19,387)
Total Reportable Segments
Net operating revenues	$1,480,798	$900,465	$724,345
Operating income – Total Reportable Segments	$94,810	$88,700	$72,621
Reconciliations to Consolidated Net Income:
Operating Income — Total Reportable Segments	$94,810	$88,700	$72,621
Unallocated income and expenses:
Interest expense, net	(99,769)	(50,917)	(61,558)
Gain on valuation of unconsolidated affiliate	—	—	35,582
Loss on early retirement of debt	(38,430)	(155)	(1,937)
Benefit (provision) for income taxes	116,769	(13,101)	69,538
Net income	$73,380	$24,527	$114,246

	For the Year Ended December 31,
	2017	2016	2015
	(in thousands)
Capital Expenditures (a)
West	$44,952	$22,812	$4,682
Midwest	9,115	—	—
South	7,672	5,842	4,032
East (a)	10,155	18,491	26,556
Corporate	11,628	235	1,492
Total	$83,522	$47,380	$36,762

(a)

Before reimbursements from the state of West Virginia for qualified capital expenditures of $0.4 million, $4.2 million and $1.3 million for the years ended December 31, 2017, 2016 and 2015, respectively.

	West	Midwest	South	East	Corporate, Other & Eliminations	Total
Balance sheet as of December 31, 2017	(in thousands)
Total assets	$1,278,062	$1,188,758	$804,318	$1,185,806	$(910,472)	$3,546,472
Goodwill	152,775	327,088	200,417	66,826	—	747,106

Balance sheet as of December 31, 2016
Total assets	$377,688	$—	$128,427	$850,904	$(62,975)	$1,294,044
Goodwill	—	—	—	66,826	—	66,826

	2017
	Balance at January 1	Acquisitions	Impairments	Balance at December 31
	(in thousands)
Goodwill by reportable segment:
West	$—	$152,775	$—	$152,775
Midwest	—	327,088	—	327,088
South	—	235,333	(34,916)	200,417
East	66,826	—	—	66,826
	$66,826	$715,196	$(34,916)	$747,106

	2016
	Balance at January 1	Acquisitions	Impairments	Balance at December 31
	(in thousands)
Goodwill by reportable segment:
West	$—	$—	$—	$—
Midwest	—	—	—	—
South	—	—	—	—
East	66,826	—	—	66,826
	$66,826	$—	$—	$66,826